Effects of Regulation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Regulated Generating Unit to be Retired
Gross Investment		$ 21,699.9	$ 20,760.5
Accumulated Depreciation and Amortization		17,986.1	17,167.0
Total Property, Plant and Equipment, Net		55,099.1	50,261.5
Materials and Supplies		579.6	565.5
Regulatory Assets
Current Regulatory Assets		150.1	292.5
Noncurrent Regulatory Assets		3,310.4	3,587.6
Regulatory Liabilities
Current Regulatory Liabilities		58.6	11.9
Noncurrent Regulatory Liabilities		8,540.3	8,422.3
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 17,986.1	$ 17,167.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		35.00%
AEP Texas Inc. [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 352.1	$ 350.7
Accumulated Depreciation and Amortization		1,651.2	1,594.5
Total Property, Plant and Equipment, Net		7,991.8	6,825.1
Materials and Supplies		52.8	52.0
Regulatory Assets
Noncurrent Regulatory Assets		430.0	378.7
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,344.3	1,320.5
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 1,651.2	$ 1,594.5
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		35.00%
AEP Transmission Co [Member]
Regulated Generating Unit to be Retired
Accumulated Depreciation and Amortization		$ 271.9	$ 152.6	[1]
Total Property, Plant and Equipment, Net		7,996.2	6,617.9	[1],[2]
Materials and Supplies		19.0	13.6
Regulatory Assets
Noncurrent Regulatory Assets		12.9	11.7
Regulatory Liabilities
Noncurrent Regulatory Liabilities		521.3	493.8
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 271.9	$ 152.6	[1]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		35.00%
Appalachian Power Co [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 6,509.6	$ 6,446.9
Accumulated Depreciation and Amortization		4,124.4	3,896.4
Total Property, Plant and Equipment, Net		10,668.3	10,245.1
Materials and Supplies		100.1	99.5
Regulatory Assets
Current Regulatory Assets		99.6	88.8
Noncurrent Regulatory Assets		475.8	573.9
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,449.7	1,454.9
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 4,124.4	$ 3,896.4
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		35.00%
Indiana Michigan Power Co [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 4,887.2	$ 4,445.9
Accumulated Depreciation and Amortization		3,151.6	3,024.2
Total Property, Plant and Equipment, Net		6,611.2	6,050.4
Materials and Supplies		167.3	160.6
Regulatory Assets
Current Regulatory Assets		0.0	15.0
Noncurrent Regulatory Assets		512.5	579.4
Regulatory Liabilities
Current Regulatory Liabilities		27.4	2.7
Noncurrent Regulatory Liabilities		1,574.5	1,708.7
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 3,151.6	$ 3,024.2
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		35.00%
Ohio Power Co [Member]
Regulated Generating Unit to be Retired
Accumulated Depreciation and Amortization		$ 2,218.6	$ 2,184.8
Total Property, Plant and Equipment, Net		6,274.9	5,766.8
Materials and Supplies		42.9	41.9
Regulatory Assets
Current Regulatory Assets		0.4	115.9
Noncurrent Regulatory Assets		387.5	652.8
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,221.2	1,100.2
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 2,218.6	$ 2,184.8
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		35.00%
Public Service Co Of Oklahoma [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 1,577.0	$ 1,577.2
Accumulated Depreciation and Amortization		1,472.9	1,393.6
Total Property, Plant and Equipment, Net		3,966.7	3,886.2
Materials and Supplies		44.8	42.0
Regulatory Assets
Current Regulatory Assets		0.0	36.7
Noncurrent Regulatory Assets		369.0	368.1
Regulatory Liabilities
Current Regulatory Liabilities		20.1	0.0
Noncurrent Regulatory Liabilities		864.7	853.5
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 1,472.9	$ 1,393.6
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		35.00%
Southwestern Electric Power Co [Member]
Regulated Generating Unit to be Retired
Gross Investment		$ 4,672.6	$ 4,624.9
Accumulated Depreciation and Amortization		2,808.3	2,685.8
Total Property, Plant and Equipment, Net		6,871.8	6,632.0
Materials and Supplies		67.5	67.9
Regulatory Assets
Current Regulatory Assets		18.8	14.1
Noncurrent Regulatory Assets		230.8	220.6
Regulatory Liabilities
Current Regulatory Liabilities		11.1	8.7
Noncurrent Regulatory Liabilities		923.0	896.4
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 2,808.3	$ 2,685.8
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%		35.00%
Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 6,819.8	$ 2,787.4
Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		925.8	638.9
Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		442.9	1.6
Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		897.8	279.4
Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,408.9	981.1
Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,221.0	432.9
Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		864.7	313.7
Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		616.0	183.2
Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,720.5	5,634.9
Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	418.5	681.6
Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[4]	78.4	492.2
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	551.9	1,175.5
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[6]	165.6	727.6
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	667.3
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[7]	0.0	539.8
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	307.0	713.2
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,477.8	1,338.2
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		56.8	58.9
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		106.4	17.9
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		953.9	1,033.8
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		148.4	65.6
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		54.0	53.0
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		9.4	13.4
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2,838.1	2,671.1
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		660.0	618.7
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		99.5	66.7
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		619.3	616.7
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		182.5	202.2
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		505.8	430.2
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		276.8	268.8
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		440.3	427.1
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[9]	2,503.9	(1,221.9)
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	209.0	(38.7)
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[4]	343.4	(65.1)
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	172.1	(355.2)
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[6]	272.5	(254.9)
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[10]	566.8	(62.9)
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[7]	533.9	(8.1)
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	166.3	(257.3)
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[9]	1,720.3	5,634.7
Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[10]	0.0	667.1
Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[11]	288.0	322.0
Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		152.6	123.4
Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[12]	44.9	49.4
Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.3	79.3
Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.0	0.0
Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		6.0	3.3
Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		64.4	64.9
Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3,022.4	3,265.6
Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		277.4	255.3
Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		12.9	11.7
Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		430.9	524.5
Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		509.2	500.1
Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		386.5	652.8
Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		363.0	364.8
Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		166.4	155.7
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		79.6	59.9
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.0	9.1
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		5.5	0.0
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		50.6	50.8
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,139.5	1,293.8
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		85.4	78.4
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		86.5	98.0
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		318.7	252.3
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		71.0	326.8
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		257.1	253.7
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		21.4	7.2
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		208.4	262.1
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		35.9	40.3
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.5	3.3
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		13.8	14.1
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,882.9	1,971.8
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		192.0	176.9
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		344.4	426.5
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		190.5	247.8
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		315.5	326.0
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		105.9	111.1
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		145.0	148.5
Oklaunion Power Station [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Unit to be Retired
Gross Investment		106.6
Accumulated Depreciation and Amortization		62.8
Total Property, Plant and Equipment, Net		43.8
Oklaunion Power Station Accelerated Depreciation	[13]	5.5
Materials and Supplies		3.1
Cost of Removal Regulatory Liability		$ 5.0
Expected Retirement Date		2020
Remaining Recovery Period, Plant Depreciation		28 years
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 62.8
Oklaunion Power Station [Member] | Generating Units Probable of Abandonment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Unit to be Retired
Gross Investment		106.6
Accumulated Depreciation and Amortization		62.8
Total Property, Plant and Equipment, Net		43.8
Oklaunion Power Station Accelerated Depreciation		5.5
Materials and Supplies		3.1
Cost of Removal Regulatory Liability		$ 5.0
Expected Retirement Date		2020
Remaining Recovery Period, Plant Depreciation		28 years
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 62.8
Plant Retirement Costs - Unrecovered Plant [Member]
Regulated Generating Unit to be Retired
Accumulated Depreciation and Amortization		91.0
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		91.0
Plant Retirement Costs - Unrecovered Plant [Member] | Appalachian Power Co [Member]
Regulated Generating Unit to be Retired
Accumulated Depreciation and Amortization		91.0
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		91.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		50.3	50.3
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		50.3	50.3
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 680.9	682.6
Regulatory Asset, Amortization Period		25 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 85.3	86.3
Regulatory Asset, Amortization Period		25 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 232.2	245.3
Regulatory Asset, Amortization Period		10 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 153.4	138.5
Regulatory Asset, Amortization Period		22 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 17.1	17.6
Regulatory Asset, Amortization Period		23 years
Kentucky Deferred Purchase Power Expenses [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 14.5	0.0
Materials and Supplies Related to Retired Plants [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.0	9.1
Oklaunion Power Station Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		5.5	0.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		14.8	9.6
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.3	0.5
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		20.7	42.2
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	0.6
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.3	2.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.0	0.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.5	3.3
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.6	2.5
Storm Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 31.1	39.3
Regulatory Asset, Amortization Period		4 years
Storm Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 31.1	39.0
Regulatory Asset, Amortization Period		4 years
Storm Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[14]	$ 152.4	128.0
Storm Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[3]	152.4	123.3
Storm Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.3	44.2
Regulatory Asset, Amortization Period		5 years
Asset Retirement Obligation Related to Retired Plants [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 64.3	34.3
Regulatory Asset, Amortization Period		22 years
Asset Retirement Obligation Related to Retired Plants [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 35.3	39.7
Asset Retirement Obligation Related to Retired Plants [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		35.3	39.7
Asset Retirement Obligation Related to Retired Plants [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 21.6	37.2
Regulatory Asset, Amortization Period		22 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 35.0	0.0
Regulatory Asset, Amortization Period		15 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 35.0	0.0
Regulatory Asset, Amortization Period		15 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	36.3
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	36.3
Cook Plant Turbine [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.8	0.0
Regulatory Asset, Amortization Period		20 years
Cook Plant Turbine [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.8	0.0
Regulatory Asset, Amortization Period		20 years
Cook Plant Turbine [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	15.9
Cook Plant Turbine [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	15.9
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.2	0.1
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4.9	4.3
Michigan Deferred Cook Plant Life Cycle Management Project Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 16.1	0.0
Regulatory Asset, Amortization Period		16 years
Michigan Deferred Cook Plant Life Cycle Management Project Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 16.1	0.0
Regulatory Asset, Amortization Period		16 years
Michigan Deferred Cook Plant Life Cycle Management Project Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	14.7
Rockport Plant Dry Sorbent Injection System - Indiana [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.5	0.0
Regulatory Asset, Amortization Period		9 years
Rockport Plant Dry Sorbent Injection System - Indiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	10.4
Asset Retirement Obligation - Arkansas, Louisiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		5.3	4.0
Shipe Road Transmission Project [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	3.3
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 74.4	83.7
Regulatory Asset, Amortization Period		9 years
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 40.1	44.9
Regulatory Asset, Amortization Period		9 years
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 34.3	38.8
Regulatory Asset, Amortization Period		9 years
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 57.8	172.6
Regulatory Asset, Amortization Period		1 year
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 57.8	172.6
Regulatory Asset, Amortization Period		1 year
Over-Recovery of Costs Related to Advanced Metering [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 45.3	33.5
Regulatory Asset, Amortization Period		2 years
Over-Recovery of Costs Related to Advanced Metering [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 45.3	33.5
Regulatory Asset, Amortization Period		2 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 43.4	28.1
Regulatory Asset, Amortization Period		22 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 29.2	28.1
Regulatory Asset, Amortization Period		22 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 14.2	0.0
Environmental Controls Projects [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	15.3
Mitchell Plant Transfer [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 17.0	17.8
Regulatory Asset, Amortization Period		22 years
Distribution Decoupling [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.3	61.7
Regulatory Asset, Amortization Period		2 years
Distribution Decoupling [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.3	61.7
Regulatory Asset, Amortization Period		2 years
Basic Transmission Cost Rider [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 68.8	0.0
Remaining Refund Period		2 years
Basic Transmission Cost Rider [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 68.8	0.0
Remaining Refund Period		2 years
Basic Transmission Cost Rider [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	90.8
Basic Transmission Cost Rider [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	90.8
West Virginia Delayed Customer Billing [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.6	7.8
Regulatory Asset, Amortization Period		1 year
Cook Plant, Unit 2 Baffle Bolts - Indiana [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.7	6.0
Regulatory Asset, Amortization Period		20 years
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.6	8.8
Regulatory Asset, Amortization Period		38 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 134.2	129.9
Regulatory Asset, Amortization Period		30 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.0	7.7
Regulatory Asset, Amortization Period		19 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 89.3	93.2
Regulatory Asset, Amortization Period		27 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.7	9.5
Regulatory Asset, Amortization Period		30 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.5	7.8
Regulatory Asset, Amortization Period		20 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.3	5.0
Regulatory Asset, Amortization Period		14 years
Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.4	4.7
Regulatory Asset, Amortization Period		25 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 104.6	139.3
Regulatory Asset, Amortization Period		14 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 100.2	131.8
Regulatory Asset, Amortization Period		14 years
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 37.5	66.7
Regulatory Asset, Amortization Period		3 years
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 37.5	66.7
Regulatory Asset, Amortization Period		3 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 35.6	39.1
Regulatory Asset, Amortization Period		4 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.0	18.8
Regulatory Asset, Amortization Period		4 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.5	9.7
Regulatory Asset, Amortization Period		4 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.9	7.2
Regulatory Asset, Amortization Period		4 years
Peak Demand/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 31.9	40.1
Regulatory Asset, Amortization Period		8 years
Peak Demand/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.7	18.1
Regulatory Asset, Amortization Period		8 years
Peak Demand/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.3	13.0
Regulatory Asset, Amortization Period		2 years
Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 26.6	33.5
Regulatory Asset, Amortization Period		3 years
Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 26.6	33.5
Regulatory Asset, Amortization Period		3 years
PJM/SPP Annual Formula Rate True Up [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 22.0	11.7
Regulatory Asset, Amortization Period		2 years
PJM/SPP Annual Formula Rate True Up [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.9	11.7
Regulatory Asset, Amortization Period		2 years
PJM Costs and Off-system Sales Margin Sharing [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 20.1	57.0
Regulatory Asset, Amortization Period		2 years
PJM Costs and Off-system Sales Margin Sharing [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 20.1	57.0
Regulatory Asset, Amortization Period		2 years
Transmission Rate Adjustment Clause [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.3	0.0
Remaining Refund Period		2 years
Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	32.6
Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	32.6
Virginia Generation Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.3	7.3
Regulatory Asset, Amortization Period		2 years
Smart Grid Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.1	0.0
Regulatory Asset, Amortization Period		2 years
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[9],[15]	$ 2,925.7	0.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[16],[17]	251.8	0.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[4],[18]	453.4	0.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5],[19]	453.5	0.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[6],[20]	362.0	0.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[10],[21]	350.5	0.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[7],[22]	415.2	0.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8],[23]	370.5	0.0
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[9]	1,025.3	4,256.7
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	277.1	578.3
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[4]	73.9	512.8
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	268.2	794.4
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[6]	125.0	534.6
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[10]	0.0	436.3
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[7]	0.0	447.7
Excess ADIT Associated with Certain Depreciable Property [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	280.1	650.5
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[9]	$ 864.3	0.0
Remaining Refund Period		18 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[4]	$ (28.5)	0.0
Remaining Refund Period		10 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	$ 84.5	0.0
Remaining Refund Period		10 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[6]	$ 192.6	0.0
Remaining Refund Period		10 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[10]	$ 279.1	0.0
Remaining Refund Period		10 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[7]	$ 126.4	0.0
Remaining Refund Period		10 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	$ 54.3	0.0
Remaining Refund Period		2 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[9]	$ 695.0	1,378.0
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	141.4	103.3
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[4]	4.5	(20.6)
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	283.7	381.1
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[6]	40.6	193.0
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[10]	0.0	230.8
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[7]	0.0	92.1
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	26.9	62.7
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[9]	$ (1,286.1)	(1,221.9)
Remaining Refund Period		56 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	$ (42.8)	(38.7)
Remaining Refund Period		31 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[4],[24]	$ (81.5)	(65.1)
Remaining Refund Period		52 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	$ (365.9)	(355.2)
Remaining Refund Period		26 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[6]	$ (282.1)	(254.9)
Remaining Refund Period		26 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[10]	$ (62.8)	(62.9)
Remaining Refund Period		29 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[7]	$ (7.7)	(8.1)
Remaining Refund Period		27 years
Income Taxes Subject to Flow Through [Member] | Income Tax Related Regulatory Liabilities [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	$ (258.5)	(257.3)
Remaining Refund Period		31 years
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[25]	$ 2,742.8	2,637.1
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[26]	645.2	599.2
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[27]	99.5	66.7
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[28]	618.3	615.8
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[29]	182.5	202.2
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[30]	436.6	428.8
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[31]	276.8	268.8
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[32]	437.8	424.5
Excess Earnings [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.9	9.4
Remaining Refund Period		35 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 204.9	191.2
Remaining Refund Period		44 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 10.8	12.3
Remaining Refund Period		44 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 29.4	34.1
Remaining Refund Period		21 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 51.5	50.7
Remaining Refund Period		26 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 4.5	5.9
Remaining Refund Period		13 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.7	10.6
Remaining Refund Period		42 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.0	0.9
Remaining Refund Period		42 years
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[33]	$ 828.5	945.0
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[34]	828.5	945.0
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 164.2	0.0
Remaining Refund Period		7 years
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 47.7	0.0
Remaining Refund Period		7 years
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 29.1	0.0
Remaining Refund Period		7 years
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 71.3	0.0
Remaining Refund Period		7 years
Stranded Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 46.0	46.0
Remaining Refund Period		6 years
Stranded Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 46.0	46.0
Remaining Refund Period		6 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 45.9	15.0
Remaining Refund Period		6 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 34.7	9.5
Remaining Refund Period		6 years
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[33]	$ 42.9	43.2
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[34]	42.9	43.2
Energy Efficiency/Peak Demand Reduction [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 17.5	25.6
Remaining Refund Period		3 years
Energy Efficiency/Peak Demand Reduction [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 14.9	23.6
Remaining Refund Period		2 years
Distribution Investment Rider [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 7.8	0.3
Remaining Refund Period		2 years
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 22.9	3.2
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 22.9	2.7
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 35.7	8.7
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 4.5	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 20.1	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 11.1	8.7
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 101.7	203.1
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 82.4	21.4
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 0.0	15.0
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Ohio Power Co [Member]
Regulatory Assets
Current Regulatory Assets	[35]	$ 0.4	115.9
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets		$ 0.0	36.7
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 18.8	14.1
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 48.4	89.4
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 17.2	67.4
Regulatory Asset, Amortization Period		1 year
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 46.1	49.4
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	3.9
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		2.4	1.0
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.9	1.7
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.5	0.5
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.2	7.2
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		83.0	111.7
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.4	8.5
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		8.3	22.0
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		16.7	20.0
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		11.3	8.6
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.6	4.1
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		8.9	6.2
SPP Base Plan Fees [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.4	16.3
Regulatory Asset, Amortization Period		2 years
Under-Recovery of Transmission Cost Recovery Factor [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.7	9.5
Regulatory Asset, Amortization Period		2 years
Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.2	0.2
Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.5	12.7
Remaining Refund Period		2 years
Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.5	12.7
Remaining Refund Period		2 years
Excess Earnings - Texas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 6.3	6.8
Remaining Refund Period		13 years
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 84.8	41.6
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	0.6
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		3.9	1.9
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		24.0	11.5
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		11.3	11.1
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2.5	2.3
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		4.9	7.5
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.4	1.3
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.4	1.4
Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2.5	2.6
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 43.1	30.6
Remaining Refund Period		2 years
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 43.1	30.6
Remaining Refund Period		2 years
Storm Related Costs - Hurricane Harvey [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 129.0
Storm Related Costs - Hurricane Harvey [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		129.0
Storm Related Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	32.2
Over-Recovered Customer Rate Relief - West Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.8	6.5
Remaining Refund Period		1 year
Environmental Controls Projects [Member] | Pension Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Regulatory Asset, Amortization Period		14 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1,326.6	1,196.3
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 176.9	151.2
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 172.2	168.8
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 84.9	77.8
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 181.5	170.6
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 84.3	72.7
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 108.4	101.0
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Statement Of Financial Accounting Standards 106 Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 27.9	32.5
Regulatory Asset, Amortization Period		6 years
Other Postretirement Benefit Plans [Member] | Statement Of Financial Accounting Standards 106 Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.1	7.1
Regulatory Asset, Amortization Period		6 years
Other Postretirement Benefit Plans [Member] | Statement Of Financial Accounting Standards 106 Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.2	$ 3.7
Regulatory Asset, Amortization Period		6 years

[1]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[2]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[3]	As of December 31, 2018, AEP Texas has deferred $129 million related to Hurricane Harvey and will seek securitization of the distribution related assets. See Note 4 - Rate Matters for additional information.
[4]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. See “Federal Tax Reform” section of Note 12 for additional information.
[5]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. See “Federal Tax Reform” section of Note 12 for additional information.
[6]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. See “Federal Tax Reform” section of Note 12 for additional information.
[7]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. See “Federal Tax Reform” section of Note 12 for additional information.
[8]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. See “Federal Tax Reform” section of Note 12 for additional information.
[9]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. See “Federal Tax Reform” section of Note 12 for additional information.
[10]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. See “Federal Tax Reform” section of Note 12 for additional information.
[11]	In 2015, APCo recorded a $91 million reduction to accumulated depreciation related to the remaining net book value of plants retired in 2015, primarily in its Virginia jurisdiction. These plants were normal retirements at the end of their depreciable lives under the group composite method of depreciation. APCo’s recovery of the remaining Virginia net book value for the retired plants will be considered in the Virginia SCC’s 2020 triennial review of APCo’s generation and distribution base rates.
[12]	In 2015, APCo recorded a $91 million reduction to accumulated depreciation related to the remaining net book value of plants retired in 2015, primarily in its Virginia jurisdiction. These plants were normal retirements at the end of their depreciable lives under the group composite method of depreciation. APCo’s recovery of the remaining Virginia net book value for the retired plants will be considered in the Virginia SCC’s 2020 triennial review of APCo’s generation and distribution base rates.
[13]	(a)In October 2018, PSO changed depreciation rates to utilize the 2020 end-of-life and defer depreciation expense to a regulatory asset for the amount in excess of the previously OCC-approved depreciation rates for Oklaunion Power Station. See “2018 Oklahoma Base Rate Case” section of Note 4 for additional information.
[14]	As of December 31, 2018, AEP Texas has deferred $129 million related to Hurricane Harvey and will seek securitization of the distribution related assets. See Note 4 - Rate Matters for additional information.
[15]	Refunded using ARAM.
[16]	Refunded using ARAM.
[17]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. See “Federal Tax Reform” section of Note 12 for additional information.
[18]	Refunded using ARAM.
[19]	Refunded using ARAM.
[20]	Refunded using ARAM.
[21]	Refunded using ARAM.
[22]	Refunded using ARAM.
[23]	Refunded using ARAM.
[24]	The 2017 balance reflects the revisions made to AEPTCo’s previously issued financial statements. For additional details on the revisions to AEPTCo’s financial statements, see Note 1 - Significant Accounting Matters.
[25]	Relieved as removal costs are incurred.
[26]	Relieved as removal costs are incurred.
[27]	Relieved as removal costs are incurred.
[28]	Relieved as removal costs are incurred.
[29]	Relieved as removal costs are incurred.
[30]	Relieved as removal costs are incurred.
[31]	Relieved as removal costs are incurred.
[32]	Relieved as removal costs are incurred.
[33]	Relieved when plant is decommissioned.
[34]	Relieved when plant is decommissioned.
[35]	December 31, 2017 balance includes PIRR.